BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
(Loss) / profit for the period	$ (2,450)	$ (9)	$ 801	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	(598)	(480)	(200)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation		558
Items that will not to be reclassified to profit or loss
Other		27
Other comprehensive income / (loss) for the period, net of tax	2,797	105	(203)
Total comprehensive income / (loss)	347	96	598
Attributable to:
The owners of the parent	271	(14)	513
Non-controlling interests	76	110	85
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	188	234	(5)
Discontinued operations	$ 159	(138)	$ 603
Previously stated
Disclosure of voluntary change in accounting policy [line items]
(Loss) / profit for the period		(9)
Items that may be reclassified to profit or loss
Foreign currency translation		(480)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation		(266)
Items that will not to be reclassified to profit or loss
Other		27
Other comprehensive income / (loss) for the period, net of tax		(719)
Total comprehensive income / (loss)		(728)
Attributable to:
The owners of the parent		(14)
Non-controlling interests		(714)
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations		234
Discontinued operations		(962)
Adjustment
Disclosure of voluntary change in accounting policy [line items]
(Loss) / profit for the period		0
Items that may be reclassified to profit or loss
Foreign currency translation		0
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation		824
Items that will not to be reclassified to profit or loss
Other		0
Other comprehensive income / (loss) for the period, net of tax		824
Total comprehensive income / (loss)		824
Attributable to:
The owners of the parent		0
Non-controlling interests		824
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations		0
Discontinued operations		$ 824

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10